Investments in Associates - Net Investments In Associate (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Investments in associates	$ 4.0	$ 0.0	$ 6.0	$ 4.0
Movement In Investment In Associates [Abstract]
Balance at beginning of year	4.0	0.0
Conversion to preference shares	0.0	6.0
Share of profit (loss) of associates accounted for using equity method	4.0	(2.0)
Decrease due to impairment	(1.0)	0.0
Decrease due to translation loss	(1.0)	0.0
Balance at end of year	6.0	4.0
Rand Refinery
Disclosure of associates [line items]
Investments in associates	4.0	4.0	6.1	4.0
Investment in ordinary shares			0.0	0.0
Redeemable preference shares			6.0	4.0
Net investments in associates			$ 6.0	$ 4.0
Movement In Investment In Associates [Abstract]
Balance at beginning of year	4.0
Decrease due to impairment	(1.2)
Balance at end of year	$ 6.1	$ 4.0